Borrowings - Short-term Borrowings and Long-term Borrowings (with Original Maturities of More Than One Year) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2022	Mar. 31, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 13,806,074	¥ 20,584,651
Unsubordinated borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	12,029,633	18,766,117
Subordinated borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	219,210	234,680
Liabilities associated with securitization transactions [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,178,378	1,200,147
Lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 378,853	¥ 383,707